STOCKHOLDERS' DEFICIT: Schedule of Status of Warrants (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Status of Warrants

	September 30, 2020		December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	194,204,339	$0.09	192,148,956	$0.09
Issued	16,825,000	0.12	12,783,672	0.10
Exercised	(11,815,000)	0.10	(9,688,917)	0.10
Cancelled	-	-	(345,205)	0.11
Expired	(2,667,333)	0.08	(694,167)	0.17
Outstanding, end of period	196,547,006	$0.09	194,204,339	$0.09